Quarterly Financial Data - Schedule of Quarterly Financial Information (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended												12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information Disclosure [Abstract]
Operating revenues	$ 685,405	$ 505,396	$ 538,604	$ 734,220	$ 627,683	$ 432,475	$ 453,153	$ 608,396	$ 538,357	$ 387,346	$ 411,574	$ 613,505	$ 2,463,625	$ 2,121,707	$ 1,950,782
Operating income	117,586	16,143	25,047	129,556	112,373	18,290	26,755	127,065	100,772	6,141	28,908	138,394	288,332	284,483	274,215
Net income (loss)	66,698	(4,210)	5,063	71,879	58,897	1,927	9,627	70,697	57,189	(3,057)	10,067	80,674	139,430	141,148	144,873
Net income (loss) attributable to Southwest Gas Corporation	$ 66,119	$ (4,734)	$ 4,949	$ 71,983	$ 58,746	$ 1,970	$ 9,627	$ 70,783	$ 57,303	$ (2,864)	$ 10,108	$ 80,773	$ 138,317	$ 141,126	$ 145,320
Basic earnings (loss) per common share	$ 1.40	$ (0.10)	$ 0.11	$ 1.54	$ 1.26	$ 0.04	$ 0.21	$ 1.52	$ 1.24	$ (0.06)	$ 0.22	$ 1.75	$ 2.94	$ 3.04	$ 3.14
Diluted earnings (loss) per common share	$ 1.38	$ (0.10)	$ 0.10	$ 1.53	$ 1.25	$ 0.04	$ 0.21	$ 1.51	$ 1.22	$ (0.06)	$ 0.22	$ 1.73	$ 2.92	$ 3.01	$ 3.11